UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3956
                                   ------------


                            AXP STRATEGY SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     3/31
                         --------------
Date of reporting period:    6/30
                         --------------

                               PORTFOLIO HOLDINGS

                                       FOR

                            AXP(R) EQUITY VALUE FUND

                                AT JUNE 30, 2005

Investments in Securities

AXP Equity Value Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.0%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (4.6%)
Honeywell Intl                                483,100              $17,695,953
United Technologies                           639,600               32,843,460
Total                                                               50,539,413

Airlines (0.8%)
AMR                                           286,600(b,d)           3,470,726
Continental Airlines Cl B                     269,900(b,d)           3,584,272
Northwest Airlines                            505,300(b,d)           2,304,168
Total                                                                9,359,166

Banks and savings & loans (2.3%)
Bank of America                               424,800               19,375,128
Mellon Financial                              194,300                5,574,467
Total                                                               24,949,595

Beverages & tobacco (1.4%)
Altria Group                                  239,800               15,505,468

Broker dealers (3.7%)
Lehman Brothers Holdings                      210,100               20,858,728
Merrill Lynch & Co                            287,500               15,815,375
Morgan Stanley                                 88,500                4,643,595
Total                                                               41,317,698

Building materials & construction (2.1%)
CEMEX ADR                                     250,057(c)            10,607,418
Hanson ADR                                    234,500(c)            11,190,340
Insituform Technologies Cl A                   69,500(b)             1,114,085
Total                                                               22,911,843

Cable (0.4%)
Comcast Cl A                                  148,500(b)             4,558,950

Chemicals (3.3%)
Air Products & Chemicals                      257,800               15,545,340
Cabot                                          32,100                1,059,300
Dow Chemical                                  216,500                9,640,745
EI du Pont de Nemours & Co                    240,200               10,331,002
Total                                                               36,576,387

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Computer hardware (1.3%)
Hewlett-Packard                               612,000              $14,388,120

Computer software & services (2.8%)
Computer Associates Intl                      174,400                4,792,512
Computer Sciences                              88,600(b)             3,871,820
Intl Business Machines                         99,300                7,368,060
Microsoft                                     590,000               14,655,600
Total                                                               30,687,992

Electronics (2.0%)
Analog Devices                                293,600               10,954,216
Energy Conversion Devices                      61,000(b,d)           1,365,180
Intel                                         392,100               10,218,126
Total                                                               22,537,522

Energy (11.2%)
Anadarko Petroleum                            106,500                8,748,975
Ballard Power Systems                         209,500(b,c)             988,840
BP ADR                                        201,500(c)            12,569,570
Burlington Resources                           91,400                5,048,936
Chevron                                       478,700               26,768,904
ConocoPhillips                                312,600               17,971,374
Devon Energy                                  120,800                6,122,144
EnCana                                        378,700(c)            14,992,733
EOG Resources                                  89,900                5,106,320
Exxon Mobil                                    81,400                4,678,058
FuelCell Energy                               107,800(b,d)           1,100,638
Petroleo Brasileiro ADR                       382,400(c)            19,934,512
Total                                                              124,031,004

Energy equipment & services (8.1%)
Baker Hughes                                  347,300               17,767,868
Halliburton                                   397,000               18,984,540
Schlumberger                                  255,200               19,379,888
Transocean                                    416,600(b)            22,483,902
Weatherford Intl                              185,800(b)            10,772,684
Total                                                               89,388,882

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Environmental services (0.7%)
Waste Management                              267,900               $7,592,286

Finance companies (3.5%)
Citigroup                                     836,800               38,685,264

Financial services (4.8%)
Capital One Financial                         194,600               15,569,946
Fannie Mae                                    319,900               18,682,161
Goldman Sachs Group                            99,300               10,130,586
JPMorgan Chase & Co                           235,264                8,309,524
PHH                                            12,660(b)               325,615
Total                                                               53,017,832

Furniture & appliances (0.6%)
Whirlpool                                     100,300                7,032,033

Health care products (2.8%)
Abbott Laboratories                            78,900                3,866,889
GlaxoSmithKline ADR                           163,200(c)             7,916,832
Merck & Co                                    210,500                6,483,400
Pfizer                                        186,700                5,149,186
Wyeth                                         174,400                7,760,800
Total                                                               31,177,107

Health care services (2.1%)
Cardinal Health                                94,900                5,464,342
HCA                                           159,300                9,027,531
PacifiCare Health Systems                      96,700(b)             6,909,215
Tenet Healthcare                              188,900(b)             2,312,136
Total                                                               23,713,224

Industrial transportation (1.2%)
Burlington Northern Santa Fe                   58,400                2,749,472
CSX                                           246,000               10,494,360
Total                                                               13,243,832

See accompanying notes to investments in securities.

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1   --   AXP EQUITY VALUE FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                        Shares                  Value(a)

Insurance (12.1%)
ACE                                           398,400(c)           $17,868,240
Allstate                                      111,600                6,668,100
Chubb                                          95,900                8,209,999
Everest Re Group                               71,100(c)             6,612,300
Hartford Financial
  Services Group                                5,572                  416,674
Lincoln Natl                                  114,600                5,377,032
Loews                                         362,400               28,086,001
Marsh & McLennan
  Companies                                   412,000               11,412,400
RenaissanceRe Holdings                         47,200(c)             2,324,128
St. Paul Travelers
  Companies                                   298,531               11,800,930
UnumProvident                                 168,600                3,088,752
XL Capital Cl A                               441,050(c)            32,822,942
Total                                                              134,687,498

Leisure time & entertainment (1.9%)
Carnival Unit                                 187,300               10,217,215
Cendant                                       254,100                5,684,217
Viacom Cl B                                   159,800                5,116,796
Total                                                               21,018,228

Lodging & gaming (0.3%)
Intl Game Technology                          102,800                2,893,820

Machinery (7.3%)
Caterpillar                                   455,200               43,385,112
Illinois Tool Works                           262,600               20,923,968
Ingersoll-Rand Cl A                            80,500(c)             5,743,675
Parker Hannifin                               168,900               10,473,489
Total                                                               80,526,244

Media (1.1%)
Time Warner                                   726,300(b)            12,136,473

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Metals (1.6%)
Alcoa                                         555,000              $14,502,150
Freeport-McMoRan
  Copper & Gold Cl B                          100,000                3,744,000
Total                                                               18,246,150

Multi-industry (3.6%)
Ameron Intl                                     1,300                   48,620
Eastman Kodak                                 132,600                3,560,310
General Electric                              676,600               23,444,190
Tyco Intl                                     439,600(c)            12,836,320
Total                                                               39,889,440

Paper & packaging (2.1%)
Bowater                                       131,800                4,266,366
Intl Paper                                    459,300               13,875,453
Weyerhaeuser                                   80,100                5,098,365
Total                                                               23,240,184

Real estate investment trust (0.8%)
Crescent Real Estate Equities                 443,100                8,308,125

Retail -- general (0.4%)
Sears Holdings                                 29,366(b)             4,401,082

Telecom equipment & services (1.3%)
Lucent Technologies                           534,700(b)             1,555,977
Nokia ADR                                     623,700(c)            10,378,368
Qwest Communications Intl                     710,800(b)             2,637,068
Total                                                               14,571,413

Utilities -- electric (0.7%)
DPL                                           221,200                6,071,940
Plug Power                                    179,700(b)             1,230,945
Total                                                                7,302,885

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Utilities -- telephone (6.2%)
AT&T                                          576,460              $10,975,798
BellSouth                                     467,400               12,418,818
MCI                                           176,800                4,545,528
SBC Communications                            762,500               18,109,375
Sprint                                        347,700                8,723,793
Verizon Communications                        386,900               13,367,395
Total                                                               68,140,707

Total common stocks
(Cost: $930,347,681)                                            $1,096,575,867

Preferred stock (0.2%)
Issuer                                        Shares                  Value(a)

Xerox
  6.25% Cv                                     22,540               $2,683,612

Total preferred stock
(Cost: $2,254,000)                                                  $2,683,612

Short-term securities (1.4%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (0.6%)
Federal Home Loan Mtge Corp Disc Nt
  07-01-05                2.95%            $6,600,000               $6,599,459

Commercial paper (0.8%)
BNP Paribas North America
  07-01-05                3.38              9,100,000                9,099,147

Total short-term securities
(Cost: $15,700,000)                                                $15,698,606

Total investments in securities
(Cost: $948,301,681)(f)                                         $1,114,958,085

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 15.1% of net assets.

(d)   At June 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.7% of net assets. 0.7% of net assets is the Fund's cash equivalent position.

(f) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $948,302,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $211,137,000
      Unrealized depreciation                                      (44,481,000)
                                                                   -----------
      Net unrealized appreciation                                 $166,656,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   --   AXP EQUITY VALUE FUND   --   PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6382-80 C (8/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                      AXP(R) PARTNERS SMALL CAP GROWTH FUND

                                AT JUNE 30, 2005

Investments in Securities

AXP Partners Small Cap Growth Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.1%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (0.9%)
Aviall                                         11,170(b)              $352,860
Esterline Technologies                         11,350(b)               454,908
Hexcel                                         27,990(b)               473,591
Teledyne Technologies                          14,980(b)               488,049
United Industrial                               5,000                  178,700
Total                                                                1,948,108

Airlines (0.1%)
Pinnacle Airlines                              25,200(b)               216,468

Automotive & related (0.3%)
American Axle & Mfg
   Holdings                                    22,900                  578,683

Banks and savings & loans (2.7%)
Asset Acceptance Capital                       20,350(b)               527,269
BankUnited Financial Cl A                      19,500                  527,280
Boston Private Financial
  Holdings                                     17,160                  432,432
East-West Bancorp                              16,800                  564,312
Euronet Worldwide                              25,480(b)               740,704
Franklin Bank                                  28,880(b)               541,789
Green Hill & Co LLC                             5,820                  235,768
Harbor Florida Bancshares                       9,100                  340,704
PrivateBancorp                                 12,550                  444,019
UCBH Holdings                                  75,400                1,224,495
Wintrust Financial                              8,070                  422,465
Total                                                                6,001,237

Beverages & tobacco (0.3%)
Cott                                           26,600(b,c)             580,678

Broker dealers (0.9%)
Affiliated Managers Group                      12,775(b)               872,916
GFI Group                                      10,420(b)               370,952
Investment Technology Group                    21,610(b)               454,242
optionsXpress Holdings                         11,300(b)               171,760
Total                                                                1,869,870

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Building materials & construction (1.3%)
Aaon                                           39,600(b)              $704,484
Beacon Roofing Supply                          12,500(b)               328,750
Building Material Holding                       8,000                  554,320
Eagle Materials                                 4,760                  440,728
Genlyte Group                                  14,800(b)               721,352
Total                                                                2,749,634

Cellular telecommunications (1.4%)
Alamosa Holdings                               56,540(b)               785,906
Endwave                                        18,000(b,d)             856,800
Nextel Partners Cl A                           18,800(b)               473,196
SBA Communications Cl A                        74,390(b)             1,004,265
Total                                                                3,120,167

Chemicals (1.5%)
American Vanguard                              30,000                  627,300
CFC Intl                                       15,000(b)               288,750
HB Fuller                                      13,320                  453,679
Immucor                                        55,145(b)             1,596,448
Olin                                           18,840                  343,642
Total                                                                3,309,819

Computer hardware (1.5%)
Engineered Support Systems                     27,825                  996,969
Insight Enterprises                            14,820(b)               299,068
Phoenix Technologies                           17,300(b)               134,594
RadiSys                                        57,850(b)               934,278
Trident Microsystems                           28,750(b)               652,338
Varian                                          7,980(b)               301,564
Total                                                                3,318,811

Computer software & services (17.1%)
Advent Software                                23,660(b)               479,352
Avid Technology                                 7,650(b)               407,592
Avocent                                         9,900(b)               258,786
Bankrate                                       16,800(b)               338,352
Blackboard                                     23,750(b)               568,100
Bottomline Technologies                        17,800(b)               266,466

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
CACI Intl Cl A                                 30,680(b)            $1,937,748
CAM Commerce Solutions                          3,100(b)                45,694
Captiva Software                               45,000(b)               649,800
CNET Networks                                  49,460(b)               580,660
Cognizant Technology
  Solutions Cl A                               31,400(b)             1,479,882
CryptoLogic                                    32,800(c)               984,328
Digital Insight                                30,220(b)               722,862
Digital River                                  11,800(b)               374,650
Digitas                                       127,390(b)             1,453,520
Dot Hill Systems                               45,300(b)               237,372
Emulex                                         27,100(b)               494,846
Epicor Software                                45,200(b)               596,640
Extreme Networks                               80,460(b)               329,886
F5 Networks                                    13,580(b)               641,451
FactSet Research Systems                       16,850                  603,904
Fair Isaac                                     15,700                  573,050
Foundry Networks                               35,900(b)               309,817
Greenfield Online                              36,700(b)               445,905
GSI Commerce                                   41,150(b)               689,263
Identix                                         9,810(b)                49,344
Infocrossing                                   48,120(b)               600,056
Informatica                                    77,000(b)               646,030
InfoSpace                                      20,505(b)               675,230
Internet Capital Group                         57,320(b)               420,156
InterVideo                                     13,000(b)               186,940
Ixia                                           57,940(b)             1,126,354
j2 Global Communications                       14,050(b)               483,882
Jupitermedia                                   35,000(b)               599,550
M-Systems Flash Disk Pioneers                  31,260(b,c)             599,254
Magma Design Automation                         4,131(b)                34,535
MAXIMUS                                        15,000                  529,350
MICROS Systems                                 15,720(b)               703,470
NetFlix                                        45,400(b)               745,014
NETGEAR                                        18,580(b)               345,588
Online Resources                               40,300(b)               455,793
Open Solutions                                 39,790(b)               808,135
Openwave Systems                               63,580(b)             1,042,712

See accompanying notes to investments in securities.

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1 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
PAR Technology                                 30,000(b)              $960,000
Parametric Technology                          72,200(b)               460,636
Perficient                                     75,000(b)               533,250
Progress Software                              49,270(b)             1,485,491
Quest Software                                 38,100(b)               519,303
Radiant Systems                                70,000(b)               798,000
Resources Connection                           16,360(b)               380,043
Rimage                                         22,500(b)               477,675
RSA Security                                   36,800(b)               422,464
SafeNet                                        20,100(b)               684,606
Sapient                                        36,490(b)               289,366
Secure Computing                               45,100(b)               490,688
Shopping.com                                    5,800(b,c)             120,930
TALX                                           11,700                  338,247
THQ                                            21,400(b)               626,378
ValueClick                                     49,850(b)               614,651
Verint Systems                                 28,510(b)               916,882
Viewpoint                                     140,140(b)               248,048
WebSideStory                                   36,600(b)               536,556
Wind River Systems                             38,800(b)               608,384
Witness Systems                                41,400(b)               754,722
Total                                                               37,787,639

Electronics (8.5%)
ADE                                            30,000(b,d)             841,500
Advanced Energy Inds                           24,100(b)               189,426
Atheros Communications                         62,500(b)               503,750
August Technology                              23,000(b)               267,950
Benchmark Electronics                          35,600(b)             1,082,952
Cognex                                         30,600                  801,414
Credence Systems                               57,500(b)               520,375
Cree                                            9,900(b)               252,153
Cypress Semiconductor                          37,730(b)               475,021
Dolby Laboratories Cl A                         6,300(b)               138,978
ESCO Technologies                              12,500(b)             1,260,000
Exar                                           31,070(b)               462,632
FormFactor                                     15,900(b)               420,078
Genesis Microchip                              14,370(b)               265,270
Integrated Device Technology                   26,610(b)               286,058
Itron                                           7,030(b)               314,100
Kulicke & Soffa Inds                           35,240(b)               278,748
LaBarge                                        46,600(b)               845,790
LoJack                                         30,000(b)               526,800
Microsemi                                      95,560(b)             1,796,527
Misonix                                        35,000(b)               211,750
O2Micro Intl                                   19,550(b,c)             274,678
Photronics                                     29,600(b)               690,864
Power Integrations                             24,300(b)               524,151
Rudolph Technologies                           19,500(b)               279,435
Silicon Image                                  65,500(b)               672,030
SiRF Technology Holdings                       51,760(b)               915,117
Somanetics                                     41,300(b)               928,011
Sonic Solutions                                47,460(b)               882,756
Standard Microsystems                          12,600(b)               294,588
Trimble Navigation                              4,580(b)               178,483
TTM Technologies                               50,200(b)               382,022
Varian Semiconductor
  Equipment Associates                         13,000(b)               481,000
Viisage Technology                             92,600(b)               414,848
Total                                                               18,659,255

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Energy (1.2%)
Alpha Natural Resources                        21,570(b)              $515,092
Carrizo Oil and Gas                            28,950(b)               493,887
Denbury Resources                              13,250(b)               526,952
KCS Energy                                     29,722(b)               516,271
McMoRan Exploration                            22,400(b,d)             437,024
Parallel Petroleum                             17,260(b)               152,751
Total                                                                2,641,977

Energy equipment & services (3.5%)
Cal Dive Intl                                  10,200(b)               534,174
Energy Partners                                26,210(b)               686,964
Headwaters                                     24,700(b)               849,186
Hornbeck Offshore Services                     17,650(b)               478,139
Hydril                                         15,760(b)               856,556
Natl Oilwell Varco                             12,680(b)               602,807
Patterson-UTI Energy                           32,000                  890,560
Pioneer Drilling                               23,950(b)               365,477
Superior Energy Services                       24,830(b)               441,974
TETRA Technologies                             35,000(b)             1,114,750
TODCO Cl A                                     31,860(b)               817,846
Total                                                                7,638,433

Engineering & construction (1.4%)
Dycom Inds                                     34,500(b)               683,445
EMCOR Group                                     7,500(b)               366,750
Hovnanian Enterprises Cl A                     16,300(b)             1,062,760
Washington Group Intl                          17,240(b)               881,309
Total                                                                2,994,264

Financial services (2.6%)
CB Richard Ellis Group Cl A                     7,610(b)               333,775
CRA Intl                                       28,100(b)             1,513,184
Investors Financial Services                   29,520                1,116,446
Jackson Hewitt Tax Service                     22,870                  540,647
Jefferies Group                                 7,910                  299,710
MarketAxess Holdings                           50,950(b,d)             575,735
Metris Companies                               30,530(b)               441,464
MoneyGram Intl                                 14,730                  281,638
Portfolio Recovery Associates                   6,900(b)               289,938
ZipReality                                     31,500(b)               404,460
Total                                                                5,796,997

Food (0.9%)
Cuisine Solutions                              15,000(b)                90,000
Hansen Natural                                  8,000(b)               677,759
Performance Food Group                         17,170(b)               518,706
Provide Commerce                               13,300(b)               287,147
United Natural Foods                           15,910(b)               483,187
Total                                                                2,056,799

Furniture & appliances (0.1%)
Tempur-Pedic Intl                              14,120(b)               313,182

Health care products (10.0%)
Advanced Medical Optics                        21,430(b)               851,843
Advanced Neuromodulation
  Systems                                      17,100(b)               678,528
Affymetrix                                      9,400(b)               506,942
Alexion Pharmaceuticals                        18,800(b)               433,152
Allscripts Healthcare Solutions                24,700(b)               410,267
American Medical Alert                         42,000(b)               258,720

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Health care products (cont.)
American Medical Systems
  Holdings                                     26,060(b)              $538,139
Amylin Pharmaceuticals                         12,600(b)               263,718
AngioDynamics                                  13,500(b)               293,490
Anika Therapeutics                             21,200(b)               243,588
ArthroCare                                     23,400(b)               817,596
Aspect Medical Systems                         20,100(b)               597,774
Biosite                                         3,660(b)               201,263
CV Therapeutics                                21,450(b)               480,909
Encore Medical                                110,900(b)               615,495
First Horizon Pharmaceutical                   87,470(b)             1,665,428
Hi-Tech Pharmacal                              20,000(b)               637,200
INAMED                                         20,900(b)             1,399,672
Incyte                                         43,400(b)               310,310
IRIS Intl                                      40,000(b)               712,000
Isis Pharmaceuticals                           34,800(b)               136,068
Kyphon                                         15,410(b)               536,114
Medicines                                      29,700(b)               694,683
MGI PHARMA                                     19,680(b)               428,237
Nabi Biopharmaceuticals                        20,530(b)               312,672
Neurocrine Biosciences                         10,270(b)               431,956
NitroMed                                       32,010(b)               622,595
NPS Pharmaceuticals                            17,100(b)               194,085
Palomar Medical Technologies                   25,000(b)               598,000
Penwest Pharmaceuticals                        27,100(b)               320,322
Prestige Brands Holdings                       19,200(b)               374,400
ResMed                                         21,930(b)             1,447,160
Salix Pharmaceuticals                          30,500(b)               538,630
Serologicals                                   20,610(b)               437,963
SonoSite                                        8,500(b)               263,840
Syneron Medical                                16,800(b,c)             614,712
Taro Pharmaceuticals Inds                      12,400(b)               360,468
Telik                                          21,200(b)               344,712
United Therapeutics                            11,740(b)               565,868
VaxGen                                         85,750(b)               930,388
Xenogen                                        47,850(b)               179,438
Total                                                               22,248,345

Health care services (9.8%)
Amedisys                                       20,000(b)               735,600
American Dental Partners                       15,000(b)               366,150
American Healthways                            24,790(b)             1,047,873
AMN Healthcare Services                        40,800(b)               613,224
Bioanalytical Systems                          37,200(b)               219,852
Centene                                        18,030(b)               605,447
Cerner                                          6,600(b,d)             448,602
Charles River Laboratories Intl                 7,848(b)               378,666
Chemed                                         13,200                  539,616
Dialysis Corp of America                        5,000(b,d)             108,250
Five Star Quality Care                         60,000(b)               438,000
Genesis HealthCare                             11,930(b)               552,120
Gentiva Health Services                        17,000(b)               303,620
Healthcare Services Group                      45,000                  903,600
Horizon Health                                 30,000(b)               701,700
Hythaim                                        77,650(b,d)             434,840
Kindred Healthcare                             18,680(b)               739,915
Lifecore Biomedical                            30,600(b)               333,540
LifePoint Hospitals                            15,980(b)               807,310
Magellan Health Services                       19,800(b)               699,138
Matria Healthcare                              20,200(b)               651,046
NutriSystem                                    27,500(b)               405,900

See accompanying notes to investments in securities.

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2 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Health care services (cont.)
Option Care                                    85,000               $1,198,500
Pediatrix Medical Group                        23,900(b)             1,757,606
Psychiatric Solutions                          37,940(b)             1,848,057
Sierra Health Services                         13,030(b)               931,124
Sunrise Senior Living                           7,620(b)               411,328
SurModics                                       8,000(b)               346,960
United Surgical Partners Intl                  20,500(b)             1,067,640
VCA Antech                                     61,300(b)             1,486,525
WellCare Health Plans                          16,800(b)               596,568
Total                                                               21,678,317

Home building (0.4%)
Technical Olympic USA                          36,200                  878,936

Household products (1.7%)
Central Garden & Pet                           27,930(b)             1,371,921
Chattem                                         8,000(b)               331,200
Jarden                                          9,590(b)               517,093
Nautilus                                       32,000                  912,000
Parlux Fragrances                              20,000(b,d)             553,400
Total                                                                3,685,614

Industrial services (0.6%)
Core Molding Technologies                      65,000(b)               631,150
Watsco                                          6,490                  276,474
WESCO Intl                                     14,280(b)               448,106
Total                                                                1,355,730

Industrial transportation (2.0%)
EGL                                            31,100(b)               631,952
Frozen Food Express Inds                       38,200(b)               432,424
Hub Group Cl A                                 31,600(b)               791,580
Landstar System                                32,900(b)               990,947
Pacer Intl                                     23,330(b)               508,361
UTI Worldwide                                  10,700(c)               744,934
Wabash Natl                                    16,390                  397,130
Total                                                                4,497,328

Insurance (1.0%)
AMERIGROUP                                     14,450(b)               580,890
KMG America                                    52,010(b)               516,979
Platinum Underwriters Holdings                 15,080(c)               479,846
Safety Insurance Group                         19,000                  641,440
Total                                                                2,219,155

Investment companies (0.6%)
iShares Russell 2000
  Small Cap Index Fund                         21,400                1,358,044

Leisure time & entertainment (1.6%)
Aldila                                         25,000                  489,000
IMAX                                           50,300(b,c,d)           499,982
Lions Gate Entertainment                       33,500(b,c)             343,710
Orient-Express Hotels Cl A                     23,350(c)               739,494
Shuffle Master                                 18,955(b)               531,309
Steiner Leisure                                13,500(b,c)             500,445
WMS Inds                                       15,330(b)               517,388
Total                                                                3,621,328

Lodging & gaming (2.2%)
Aztar                                          17,400(b)               595,950
Boyd Gaming                                    10,150                  518,970
Gaylord Entertainment                          21,080(b)               980,009

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Lodging & gaming (cont.)
Isle of Capris Casinos                          9,100                 $238,420
Penn Natl Gaming                               30,070(b)             1,097,555
Scientific Games Cl A                          50,000(b)             1,346,500
Total                                                                4,777,404

Machinery (1.7%)
Bucyrus Intl Cl A                               4,450                  169,011
Dynamic Materials                              15,000                  580,350
Gardner Denver                                  6,660(b)               233,633
JLG Inds                                       17,100                  469,908
K-Tron Intl                                    10,150(b)               297,395
Middleby                                       19,400                1,025,484
Sun Hydraulics                                 14,000                  509,460
Wabtec                                         16,430                  352,916
Total                                                                3,638,157

Media (0.5%)
aQuantive                                      40,010(b)               708,977
Competitive Technologies                       26,100(b)               172,260
Multi-Color                                     9,700                  252,685
Total                                                                1,133,922

Metals (1.2%)
Allegheny Technologies                         24,070                  530,984
Cleveland-Cliffs                                4,700                  271,472
Empire Resources                               40,000                  387,200
Maverick Tube                                  14,000(b)               417,200
NS Group                                       14,300(b)               464,893
Steel Dynamics                                 18,600                  488,250
Universal Stainless &
  Alloy Products                               10,550(b)               128,193
Total                                                                2,688,192

Miscellaneous (0.2%)
Cogent                                         14,000(b)               399,700

Multi-industry (2.3%)
Actuant Cl A                                   11,390(b)               546,037
Administaff                                    16,750                  397,980
Andersons                                      20,600                  737,686
Korn/Ferry Intl                                16,700(b)               296,425
Labor Ready                                    81,100(b)             1,890,440
Mac-Gray                                       20,000(b)               183,400
Navigant Consulting                            32,750(b)               578,365
VSE                                            10,650                  343,889
Total                                                                4,974,222

Real estate (0.3%)
Thomas Properties Group                        53,300                  666,783

Real estate investment trust (2.7%)
Aames Investment                               67,000                  651,240
American Financial Realty Trust                 9,100                  139,958
BioMed Realty Trust                            19,600                  467,460
ECC Capital                                    76,700(b)               510,822
Kilroy Realty                                   6,250                  296,813
KKR Financial                                  28,680(b)               717,000
Mills                                          16,000                  972,640
Sunstone Hotel Investors                       22,000                  533,720
Ventas                                         53,550                1,617,210
Total                                                                5,906,863

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Restaurants (1.7%)
California Pizza Kitchen                       31,100(b)              $848,096
CKE Restaurants                                60,900                  847,728
Panera Bread Cl A                               7,200(b)               447,012
PF Chang's China Bistro                        10,810(b)               637,574
Red Robin Gourmet Burgers                       8,670(b)               537,367
Texas Roadhouse Cl A                            9,670(b)               336,033
Total                                                                3,653,810

Retail -- general (5.2%)
Aeropostale                                    32,950(b)             1,107,120
Children's Place Retail Stores                 10,900(b)               508,703
Coldwater Creek                                23,467(b)               584,563
Design Within Reach                             9,400(b)               170,140
Dick's Sporting Goods                          17,370(b)               670,308
DSW Cl A                                       11,360(b)               283,432
eCOST.com                                      96,603(b)               395,106
Electronics Boutique Holdings                  21,300(b)             1,352,338
GameStop Cl A                                  10,030(b)               328,081
Guitar Center                                  18,500(b)             1,079,845
Hibbett Sporting Goods                         10,000(b)               378,400
Hot Topic                                      21,010(b)               401,711
MarineMax                                      13,110(b)               409,688
Pacific Sunwear of California                  21,770(b)               500,492
Pantry                                         11,710(b)               453,528
PC Mall                                        62,200(b,d)             272,747
PETCO Animal Supplies                          29,100(b)               853,212
Phillips-Van Heusen                            34,900                1,140,881
Stein Mart                                     25,490(b)               560,780
Total                                                               11,451,075

Telecom equipment & services (1.9%)
ADTRAN                                         15,310                  379,535
C-COR                                          21,600(b)               147,960
Digi Intl                                      34,200(b)               405,612
Equinix                                         9,800(b)               424,732
InPhonic                                       32,130(b)               494,159
JAMDAT Mobile                                  21,300(b,d)             589,583
NeuStar Cl A                                   15,800(b)               404,480
NICE Systems ADR                               10,750(b,c)             424,303
TIM Participacoes ADR                          25,000(c)               395,000
UbiquiTel                                      55,610(b)               453,778
Total                                                                4,119,142

Textiles & apparel (2.6%)
Carter's                                        4,980(b)               290,732
Charles & Colvard                              28,875                  708,881
Chico's FAS                                    35,700(b)             1,223,796
Dixie Group                                    20,000(b)               352,200
Forward Inds                                   35,000(b,d)             559,650
Genesco                                        21,460(b)               795,951
Jos A Bank Clothiers                           10,462(b)               453,005
True Religion Apparel                          45,000(b,d)             616,500
Warnaco Group                                  16,470(b)               382,928
Wolverine World Wide                           15,090                  362,311
Total                                                                5,745,954

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Utilities -- electric (0.1%)
Black Hills                                     4,780                 $176,143

Utilities -- natural gas (1.6%)
Quicksilver Resources                          38,500(b)             2,461,305
Southern Union                                 20,401(b)               500,832
Southwestern Energy                            11,000(b)               516,780
Total                                                                3,478,917

Total common stocks
(Cost: $185,776,095)                                              $215,935,102

Short-term securities (4.5%)(e)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial paper
Alpine Securitization
  07-01-05                3.39%            $3,500,000               $3,499,670
Citigroup Funding
  07-01-05                3.39              2,500,000                2,499,765
Old Line Funding LLC
  07-01-05                3.39              3,800,000                3,799,642

Total short-term securities
(Cost: $9,800,000)                                                  $9,799,077

Total investments in securities
(Cost: $195,576,095)(f)                                           $225,734,179

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 3.3% of net assets.

(d)   At June 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.7% of net assets. 1.8% of net assets is the Fund's cash equivalent position.

(f) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $195,576,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $38,446,000
      Unrealized depreciation                                       (8,288,000)
                                                                    ----------
      Net unrealized appreciation                                  $30,158,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
4 -- AXP PARTNERS SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6301-80 C (8/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) SMALL CAP ADVANTAGE FUND

                                AT JUNE 30, 2005

Investments in Securities

AXP Small Cap Advantage Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (2.0%)
Armor Holdings                                 91,000(b)            $3,604,510
DRS Technologies                               58,000                2,974,240
Hexcel                                          8,158(b)               138,033
Innovative Solutions & Support                 48,000(b)             1,611,360
Kaman Cl A                                      7,200                  129,888
Moog Cl A                                     121,393(b)             3,822,666
Teledyne Technologies                         137,300(b)             4,473,234
Titan                                           6,600(b)               150,084
Total                                                               16,904,015

Airlines (0.3%)
Alaska Air Group                                3,050(b)                90,738
Continental Airlines Cl B                      10,100(b)               134,128
ExpressJet Holdings                            26,477(b)               225,319
SkyWest Airlines                              106,308                1,932,679
Total                                                                2,382,864

Automotive & related (0.4%)
Aftermarket Technology                          3,445(b)                60,046
American Axle & Mfg Holdings                    5,900                  149,093
Bandag                                          3,983                  183,417
Cooper Tire & Rubber                           10,548                  195,876
Dollar Thrifty Automotive Group                 3,200(b)               121,536
GenCorp                                        15,641(b)               301,246
Goodyear Tire & Rubber                        120,600(b,e)           1,796,941
Superior Inds Intl                             11,363                  269,303
Thor Inds                                       4,375                  137,506
United Rentals                                  8,815(b)               178,151
Total                                                                3,393,115

Banks and savings & loans (6.5%)
Amcore Financial                                8,254                  246,630
Anchor BanCorp Wisconsin                        5,835                  176,567
BancFirst                                       1,100                   95,689
BancorpSouth                                   57,933                1,367,219
Bank of the Ozarks                             71,000                2,331,640
BankAtlantic Bancorp Cl A                     117,000                2,217,150
BankUnited Financial Cl A                      60,000                1,622,400
Camden Natl                                     2,540                   83,185
Cathay General Bancorp                         77,500                2,612,525

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Banks and savings & loans (cont.)
Center Financial                               60,000               $1,489,800
Chittenden                                     13,122                  356,918
Citizens Banking                                7,816                  236,200
City Holding                                   56,500                2,063,380
Colonial BancGroup                            142,600                3,145,756
Commercial Federal                             12,296                  414,129
Community Trust Bancorp                         6,335                  207,281
Downey Financial                                1,786                  130,735
East-West Bancorp                             126,700                4,255,852
Financial Institutions                          3,710                   66,854
First BanCorp Puerto Rico                      55,400(c)             2,224,310
First Citizens BancShares Cl A                  1,690                  244,290
First Community Bancshares                      2,700                   87,750
First Midwest Bancorp                           3,830                  134,701
First Republic Bank                           111,750                3,948,127
FirstFed Financial                             71,158(b)             4,241,727
Flagstar Bancorp                                8,483                  160,583
Great Southern Bancorp                          2,758                   86,298
Hanmi Financial                               160,400                2,678,680
Hudson United Bancorp                           4,600                  166,060
MAF Bancorp                                     2,141                   91,271
Mid-State Bancshares                            6,404                  177,839
Old Natl Bancorp                                4,759                  101,843
Omega Financial                                 2,690                   83,525
Oriental Financial Group                        8,760(c)               133,678
Prosperity Bancshares                          70,000                2,002,700
R-G Financial Cl B                              8,308(c)               146,969
Republic Bancorp                                8,395                  125,757
S&T Bancorp                                     5,596                  202,016
South Financial Group                          68,300                1,941,086
Southwest Bancorp                               7,203                  147,517
Sterling Financial                            100,868(b)             3,772,463
Susquehanna Bancshares                          4,135                  101,680
Tompkins Trustco                                2,477                  107,502
Trustmark                                      14,149                  414,000
UMB Financial                                   4,111                  234,450
Wintrust Financial                             63,400                3,318,990
WSFS Financial                                 70,000                3,829,700
Total                                                               54,025,422

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Beverages & tobacco (0.1%)
Universal                                      10,264                 $449,358

Broker dealers (0.1%)
Investment Technology Group                    20,638(b)               433,811
Knight Capital Group Cl A                      19,363(b)               147,546
Total                                                                  581,357

Building materials & construction (1.7%)
Building Material Holding                       4,019                  278,477
Comfort Systems USA                           212,600(b)             1,398,908
Eagle Materials                                34,300                3,175,837
Genlyte Group                                  60,000(b)             2,924,400
M/I Homes                                       4,140                  223,974
Texas Inds                                     64,328                3,617,163
Universal Forest Products                       2,762                  114,485
USG                                            16,629(b)               706,733
Walter Inds                                    53,031                2,131,846
Total                                                               14,571,823

Cable (0.2%)
Mediacom Communications  Cl A                 188,000(b)             1,291,560

Cellular telecommunications (0.1%)
Alamosa Holdings                               22,538(b)               313,278
SBA Communications Cl A                        29,019(b)               391,757
US Unwired                                     29,400(b)               171,108
Total                                                                  876,143

Chemicals (1.9%)
Albemarle                                      65,500                2,388,785
Cambrex                                        10,834                  206,388
Compass Minerals Intl                          80,300                1,879,020
Chemtura                                       27,574                  390,172
FMC                                            45,758(b)             2,568,853
Georgia Gulf                                    5,164                  160,342
Great Lakes Chemical                           36,000                1,132,920
HB Fuller                                      65,143                2,218,771
Hercules                                      147,100(b)             2,081,465
Immucor                                        87,250(b)             2,525,888

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Chemicals (cont.)
Kronos Worldwide                                   24                     $725
NL Inds                                         7,034                  108,253
Octel                                           9,108(c)               163,944
OM Group                                        5,310(b)               131,104
WR Grace & Co                                  20,011(b)               155,886
Total                                                               16,112,516

Computer hardware (1.6%)
Agilysys                                       44,000                  690,800
Artesyn Technologies                          217,500(b)             1,892,250
Black Box                                      12,854                  455,032
Insight Enterprises                            10,115(b)               204,121
Iomega                                         38,451(b)               101,895
Komag                                         148,500(b)             4,212,944
PalmOne                                        61,600(b,e)           1,833,832
RadiSys                                       182,300(b)             2,944,145
Synaptics                                      23,400(b)               499,824
Trident Microsystems                           28,500(b)               646,665
Total                                                               13,481,508

Computer software & services (9.9%)
Altiris                                        59,500(b)               873,460
ANSYS                                          94,047(b)             3,339,609
Avid Technology                                31,200(b)             1,662,336
BISYS Group                                    11,663(b)               174,245
Brady Cl A                                     82,816                2,567,296
Brocade Communications
  Systems                                     177,800(b)               689,864
CACI Intl Cl A                                 58,639(b)             3,703,639
Ciber                                         312,600(b)             2,494,548
CSG Systems Intl                              163,336(b)             3,100,117
Dendrite Intl                                  88,200(b)             1,217,160
Digital River                                  50,190(b)             1,593,533
Digitas                                       282,266(b)             3,220,655
EarthLink                                     120,600(b)             1,044,396
eFunds                                         38,700(b)               696,213
Emulex                                         66,800(b)             1,219,768
Epicor Software                               228,300(b)             3,013,560
F5 Networks                                    55,569(b)             2,624,802
FileNet                                        58,300(b)             1,465,662
GSI Commerce                                    4,775(b)                79,981
Hyperion Solutions                             27,600(b)             1,110,624
Informatica                                   188,300(b)             1,579,837
InfoSpace                                      38,700(b)             1,274,391
Internet Security Systems                      73,700(b)             1,495,373
Ixia                                           28,469(b)               553,437
j2 Global Communications                       51,000(b)             1,756,440
Jupitermedia                                    9,534(b)               163,317
Lexar Media                                   204,000(b,e)           1,001,640
MAXIMUS                                        18,908                  667,263
MICROS Systems                                 22,436(b)             1,004,011
NetFlix                                        94,000(b)             1,542,540
NETGEAR                                       155,700(b)             2,896,020
NetRatings                                      8,603(b)               117,001
Packeteer                                       5,400(b)                76,140
Parametric Technology                         515,200(b)             3,286,976
Perot Systems Cl A                            149,000(b)             2,118,780
Progress Software                              41,600(b)             1,254,240
Resources Connection                          128,200(b)             2,978,086
RSA Security                                   76,900(b)               882,812
Silicon Storage Technology                    325,800(b)             1,312,974
SRA Intl Cl A                                  74,940(b)             2,601,917

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Computer software & services (cont.)
SS&C Technologies                              62,500               $1,980,000
Take-Two Interactive Software                   6,737(b)               171,444
TALX                                           55,000                1,590,050
Transaction Systems
  Architects                                  153,621(b)             3,783,684
Travelzoo                                       3,437(b)               112,837
Ultimate Software Group                       153,000(b)             2,509,200
United Online                                  94,900                1,030,614
ValueClick                                    241,100(b)             2,972,763
VASCO Data Security Intl                       70,700(b)               685,790
Websense                                       60,210(b)             2,893,091
Wind River Systems                             22,754(b)               356,783
Total                                                               82,540,919

Electronics (5.3%)
ADE                                            86,300(b,e)           2,420,715
Aeroflex                                      226,900(b)             1,905,960
Atheros Communications                        175,700(b)             1,416,142
Axcelis Technologies                          114,000(b)               782,040
Benchmark Electronics                          80,391(b)             2,445,494
DSP Group                                      80,600(b)             1,923,922
Entegris                                      110,427(b)             1,093,227
ESCO Technologies                              14,500(b)             1,461,600
ESS Technology                                107,398(b)               452,146
FormFactor                                     80,300(b)             2,121,526
General Cable                                  10,885(b)               161,425
Integrated Device Technology                  150,200(b)             1,614,650
Itron                                           2,600(b)               116,168
IXYS                                           56,000(b)               794,080
Methode Electronics                            12,000                  142,440
Metrologic Instruments                         80,300(b)             1,006,962
Microsemi                                     210,900(b)             3,964,920
MIPS Technologies                               8,800(b)                63,360
OmniVision Technologies                       144,000(b,e)           1,956,960
ON Semiconductor                              605,400(b)             2,784,840
Paxar                                          15,560(b)               276,190
Photronics                                     76,700(b)             1,790,178
Pixelworks                                    191,700(b)             1,644,786
PortalPlayer                                   83,000(b)             1,728,060
ScanSource                                     28,300(b)             1,215,202
Silicon Image                                 105,800(b)             1,085,508
Skyworks Solutions                            183,500(b)             1,352,395
SYNNEX                                         11,244(b)               196,882
Technitrol                                     86,300                1,219,419
Tessera Technologies                           50,900(b)             1,700,569
Trimble Navigation                             59,700(b)             2,326,509
TTM Technologies                               91,300(b)               694,793
Varian Semiconductor
  Equipment Associates                         29,200(b)             1,080,400
Total                                                               44,939,468

Energy (2.0%)
Atlas America                                   2,320(b)                86,283
Berry Petroleum Cl A                           32,292                1,707,601
Carrizo Oil and Gas                            93,000(b)             1,586,580
Cheniere Energy                                12,364(b)               384,520
Frontier Oil                                    8,000                  234,800
Houston Exploration                             3,258(b)               172,837
KCS Energy                                     10,140(b)               176,132
Resource America Cl A                           3,908                  150,575
South Jersey Inds                              59,000                3,606,080
St. Mary Land & Exploration                   129,400                3,750,013

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Energy (cont.)
Stone Energy                                    2,300(b)              $112,470
Swift Energy                                   41,100(b)             1,472,202
Tesoro                                         71,145                3,309,665
Vintage Petroleum                              12,757                  388,706
Whiting Petroleum                               1,755(b)                63,724
Total                                                               17,202,188

Energy equipment & services (3.9%)
ATP Oil & Gas                                   4,000(b)                93,600
Atwood Oceanics                                51,000(b)             3,139,560
Cal Dive Intl                                  74,800(b)             3,917,276
Cimarex Energy                                 89,276(b)             3,473,729
Energy Partners                               112,600(b)             2,951,246
Grey Wolf                                     468,500(b)             3,471,585
GulfMark Offshore                               4,700(b)               128,357
Headwaters                                    123,800(b)             4,256,245
Helmerich & Payne                               5,900                  276,828
Holly                                           4,569                  213,235
Hydril                                         50,000(b)             2,717,500
Oil States Intl                               140,800(b)             3,543,936
RPC                                             9,628                  162,906
Seabulk Intl                                    4,300(b)                91,375
SEACOR Holdings                                 1,158(b)                74,486
Superior Energy Services                       17,488(b)               311,286
TODCO Cl A                                     72,000(b)             1,848,240
Unit                                           52,000(b)             2,288,520
Total                                                               32,959,910

Engineering & construction (1.4%)
CIRCO Intl                                     71,000                1,751,570
EMCOR Group                                     2,740(b)               133,986
Granite Construction                            3,131                   87,981
Lennox Intl                                   114,000                2,413,380
Perini                                        169,910(b)             2,789,923
Quanta Services                               204,000(b)             1,795,200
Shaw Group                                     29,222(b)               628,565
Washington Group Intl                          39,000(b)             1,993,680
Total                                                               11,594,285

Environmental services (0.4%)
Waste Connections                              98,000(b)             3,654,420

Finance companies (0.5%)
First Financial Bancorp                         8,381                  158,401
ITLA Capital                                    1,674(b)                90,229
World Acceptance                              138,296(b)             4,155,794
Total                                                                4,404,424

Financial services (3.5%)
AmeriCredit                                   142,200(b)             3,626,100
CharterMac LP                                   7,600                  166,896
Chemical Financial                              8,482                  280,839
CompuCredit                                    87,435(b,e)           2,997,272
CRA Intl                                       53,000(b)             2,854,050
Delphi Financial Group Cl A                   113,702                5,019,943
Doral Financial                                12,600(c)               208,404
Irwin Financial                                 8,210                  182,180
Jackson Hewitt Tax Service                    133,000                3,144,120
Jefferies Group                                51,700                1,958,913
Metris Companies                               34,594(b)               500,229
MoneyGram Intl                                  7,300                  139,576
Ocwen Financial                               325,100(b,e)           2,197,676
Portfolio Recovery Associates                  65,500(b)             2,752,310

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Financial services (cont.)
Trammell Crow                                   5,973(b)              $144,786
Waddell & Reed Financial Cl A                   6,000                  111,000
WFS Financial                                  64,100(b)             3,250,511
Total                                                               29,534,805

Food (1.6%)
American Italian Pasta Cl A                     5,764                  121,159
Central European Distribution                   2,600(b)                97,058
Chiquita Brands Intl                            6,100                  167,506
Corn Products Intl                            174,300                4,141,368
Farmer Brothers                                 4,681                  104,199
Hansen Natural                                  2,500(b)               211,800
Lance                                         142,700                2,455,867
Nash Finch                                     77,197                2,836,218
Ralcorp Holdings                               60,400                2,485,460
Seaboard                                          280                  465,920
Sensient Technologies                          18,807                  387,612
Total                                                               13,474,167

Furniture & appliances (0.4%)
Ethan Allen Interiors                           9,074                  304,070
Furniture Brands Intl                          18,042                  389,888
La-Z-Boy                                      182,868                2,664,386
Thomas Inds                                     2,935                  117,283
Total                                                                3,475,627

Health care products (7.6%)
Allscripts Healthcare Solutions                91,600(b,e)           1,521,476
Biosite                                        28,600(b)             1,572,714
Bone Care Intl                                  8,800(b)               290,136
Cepheid                                       138,800(b)             1,018,792
Coherent                                       87,000(b)             3,132,869
CV Therapeutics                               114,500(b)             2,567,090
deCODE genetics                               235,200(b,c)           2,208,528
Encysive Pharmaceuticals                      165,300(b)             1,786,893
EPIX Pharmaceuticals                          203,100(b)             1,797,435
First Horizon Pharmaceutical                  161,266(b)             3,070,505
Gen-Probe                                      48,300(b)             1,749,909
Haemonetics                                   124,700(b)             5,067,807
Hologic                                        16,850(b)               669,788
Human Genome Sciences                         127,700(b)             1,478,766
I-Flow                                         98,200(b)             1,634,048
Illumina                                        9,500(b)               114,665
Incyte                                        272,100(b)             1,945,515
Intermagnetics General                         69,000(b)             2,122,440
Intuitive Surgical                              7,983(b)               372,327
Kos Pharmaceuticals                            15,000(b)               982,500
Lexicon Genetics                              257,800(b)             1,273,532
LifeCell                                      192,800(b)             3,048,168
Medarex                                       188,000(b)             1,566,040
Mentor                                         22,000                  912,560
Myriad Genetics                                47,200(b)               738,680
Nabi Biopharmaceuticals                       120,900(b)             1,841,307
Onyx Pharmaceuticals                           49,100(b,e)           1,172,508
Par Pharmaceutical Companies                    4,880(b)               155,233
Perrigo                                       144,400                2,012,936
Protein Design Labs                            86,900(b)             1,756,249
PSS World Medical                             224,900(b)             2,800,005
Regeneron Pharmaceuticals                      18,700(b)               156,893
Serologicals                                   91,890(b)             1,952,663

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Health care products (cont.)
Sybron Dental Specialties                      88,800(b)            $3,340,655
Tanox                                         104,800(b)             1,228,256
Techne                                         19,000(b)               872,290
Transkaryotic Therapies                         8,244(b)               301,566
United Therapeutics                            57,800(b)             2,785,960
Ventana Medical Systems                         8,246(b)               331,737
Vital Signs                                     2,404                  104,141
Total                                                               63,455,582

Health care services (5.7%)
Advisory Board                                 53,000(b)             2,583,220
Albany Molecular Research                      28,700(b)               401,800
Alliance Imaging                              193,378(b)             2,022,734
Amedisys                                       85,200(b)             3,133,656
American Retirement                             6,700(b)                97,954
Applera - Celera
  Genomics Group                              141,700(b,d)           1,554,449
Apria Healthcare Group                        105,800(b)             3,664,912
Centene                                       153,622(b)             5,158,626
Chemed                                          2,800                  114,464
Genesis HealthCare                             78,700(b)             3,642,236
HealthExtras                                  207,350(b)             4,161,514
Kindred Healthcare                             73,200(b)             2,899,452
LCA-Vision                                      3,900                  188,994
LifePoint Hospitals                             4,200(b)               212,184
Magellan Health Services                      106,300(b)             3,753,452
Matria Healthcare                               3,872(b)               124,795
MedCath                                         3,300(b)                91,707
Option Care                                   210,450(e)             2,967,345
Orchid Cellmark                                79,000(b)               853,990
Psychiatric Solutions                          71,700(b)             3,492,507
Quality Systems                                 2,000                   94,760
Radiation Therapy Services                    119,000(b)             3,159,450
RehabCare Group                                 5,946(b)               158,937
Sierra Health Services                         43,800(b)             3,129,948
Stewart Enterprises Cl A                       68,000                  444,720
Sunrise Senior Living                           4,010(b)               216,460
Total                                                               48,324,266

Home building (0.4%)
Beazer Homes USA                               12,860                  734,949
WCI Communities                                80,375(b)             2,574,411
Total                                                                3,309,360

Household products (2.3%)
Action Performance Companies                    7,424                   65,480
Central Garden & Pet                           72,800(b)             3,575,936
Chattem                                        55,600(b)             2,301,840
JAKKS Pacific                                  10,578(b)               203,203
Jarden                                         70,800(b)             3,817,536
Mannatech                                       6,653                  126,540
Nautilus                                        5,779                  164,702
Nu Skin Enterprises Cl A                       65,000                1,514,500
Playtex Products                               10,800(b)               116,208
Spectrum Brands                                69,900(b)             2,306,700
Tupperware                                     80,619                1,884,066
Water Pik Technologies                         95,000(b)             1,809,750
Yankee Candle                                  52,900                1,698,090
Total                                                               19,584,551

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Industrial services (0.6%)
Applied Industrial Technologies                 3,597                 $116,147
Ceradyne                                        5,439(b)               130,917
G&K Services Cl A                              48,700                1,837,451
Watsco                                          3,400                  144,840
WESCO Intl                                     84,885(b)             2,663,691
Total                                                                4,893,046

Industrial transportation (2.4%)
Amerco                                          4,914(b)               263,145
Arkansas Best                                   4,623                  147,058
ArvinMeritor                                  143,793                2,558,076
Florida East Coast Inds                        44,000                1,905,200
Forward Air                                    75,250                2,127,318
GATX                                           90,573                3,124,768
Genesee & Wyoming Cl A                         66,600(b)             1,812,186
Landstar System                                74,980(b)             2,258,398
Old Dominion Freight Line                      69,700(b)             1,870,051
Overseas Shipholding Group                     34,621                2,065,143
Wabash Natl                                    80,100                1,940,823
Yellow Roadway                                      1(b)                    46
Total                                                               20,072,212

Insurance (4.1%)
Alfa                                           16,725                  246,192
AMERIGROUP                                     78,871(b)             3,170,614
AmerUs Group                                   72,516                3,484,394
FBL Financial Group Cl A                        6,530                  180,293
FPIC Insurance Group                           58,000(b)             1,701,140
Fremont General                                 8,000                  194,640
Horace Mann Educators                          11,552                  217,409
Infinity Property & Casualty                    4,197                  146,391
IPC Holdings                                   49,800(c)             1,973,076
LandAmerica Financial Group                    38,241                2,270,368
Navigators Group                               39,800(b)             1,375,886
Odyssey Re Holdings                            84,400(e)             2,082,992
Ohio Casualty                                 205,000                4,956,901
ProAssurance                                  109,600(b)             4,576,896
RLI                                            61,757                2,754,362
Safety Insurance Group                          4,007                  135,276
StanCorp Financial Group                       26,000                1,991,080
Stewart Information Services                    6,813                  286,146
Triad Guaranty                                 50,870(b)             2,563,339
United Fire & Casualty                          3,632                  161,333
Universal American Financial                   15,072(b)               340,929
Total                                                               34,809,657

Leisure time & entertainment (1.3%)
Arctic Cat                                     59,000                1,211,270
Blockbuster Cl A                               19,700                  179,664
Callaway Golf                                  21,878                  337,578
Handleman                                      10,100                  166,751
Monarch Casino & Resort                       136,000(b)             2,997,440
RC2                                            48,000(b)             1,803,360
SCP Pool                                       67,600                2,372,084
Vail Resorts                                   73,000(b)             2,051,300
Total                                                               11,119,447

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Lodging & gaming (1.3%)
Ameristar Casinos                             115,750               $3,019,918
Bluegreen                                     145,200(b)             2,527,932
Boyd Gaming                                    14,256                  728,909
Penn Natl Gaming                               70,930(b)             2,588,945
Scientific Games Cl A                          76,200(b)             2,052,066
Total                                                               10,917,770

Machinery (2.4%)
Albany Intl Cl A                                5,144                  165,174
Blyth                                           4,384                  122,971
Cascade                                         3,392                  146,704
Clarcor                                        97,600                2,854,800
Gardner Denver                                 59,900(b)             2,101,292
Global Power
  Equipment Group                             202,200(b)             1,607,490
Joy Global                                    104,199                3,500,044
Kennametal                                     92,600                4,245,711
Lawson Products                                 2,034                   78,960
Lincoln Electric Holdings                       7,336                  243,188
Middleby                                       23,500                1,242,210
Tecumseh Products Cl A                          4,942                  135,608
Terex                                          43,300(b)             1,706,020
Wabtec                                        114,300                2,455,164
Total                                                               20,605,336

Media (2.6%)
American Greetings Cl A                         4,980                  131,970
aQuantive                                      52,800(b)               935,616
Banta                                           4,878                  221,266
Catalina Marketing                              5,025                  127,685
Consolidated Graphics                          49,586(b)             2,021,621
DoubleClick                                    10,900(b)                91,451
Entravision Communications
  Cl A                                        146,000(b)             1,137,340
Gray Television                               100,400                1,210,824
John H Harland                                 83,000                3,154,000
Martha Stewart Living
  Omnimedia Cl A                                4,854(b)               141,640
PRIMEDIA                                       56,178(b)               227,521
Radio One Cl D                                233,000(b)             2,975,410
Reader's Digest Assn                            9,228                  152,262
Scholastic                                     85,900(b)             3,311,445
Valassis Communications                        70,412(b)             2,608,765
Ventiv Health                                 201,905(b)             3,892,728
Total                                                               22,341,544

Metals (2.0%)
AK Steel Holding                               26,880(b)               172,301
Carpenter Technology                           57,120                2,958,816
Century Aluminum                               84,000(b)             1,713,600
Cleveland-Cliffs                                3,049                  176,110
Commercial Metals                              13,942                  332,098
Maverick Tube                                 135,100(b)             4,025,980
Metal Management                               79,530                1,538,906
Mueller Inds                                    7,841                  212,491
NS Group                                        5,103(b)               165,899
Oregon Steel Mills                             93,858(b)             1,615,296
Quanex                                         41,671                2,208,980
Reliance Steel & Aluminum                      54,600                2,024,022
Total                                                               17,144,499

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Multi-industry (2.0%)
Actuant Cl A                                    2,134(b)              $102,304
Ameron Intl                                     3,267                  122,186
Anixter Intl                                   43,900(b)             1,631,763
Bright Horizons
  Family Solutions                             60,000(b)             2,443,200
Crane                                           4,700                  123,610
FTI Consulting                                  5,204(b)               108,764
GEO Group                                       2,400(b)                60,120
Global Imaging Systems                         47,198(b)             1,503,728
Imation                                        19,770                  766,878
Korn/Ferry Intl                               136,850(b)             2,429,088
Labor Ready                                   159,500(b)             3,717,945
Lancaster Colony                                6,194                  265,846
Mobile Mini                                     2,600(b)                89,648
Navigant Consulting                            92,000(b)             1,624,720
NCO Group                                       5,600(b)               121,128
Pre-Paid Legal Services                         4,132                  184,494
Ruddick                                        12,981                  331,405
SOURCECORP                                      6,500(b)               128,830
Standex Intl                                    5,747                  163,272
YORK Intl                                      14,308                  543,704
Total                                                               16,462,633

Paper & packaging (1.1%)
Crown Holdings                                218,984(b)             3,116,142
Greif Cl A                                      2,600                  158,860
Potlatch                                       59,600                3,118,869
Rock-Tenn Cl A                                  7,300                   92,345
Schweitzer-Mauduit Intl                         7,594                  236,401
Silgan Holdings                                48,200                2,710,768
Total                                                                9,433,385

Real estate (0.3%)
Brookfield Homes                               52,419                2,390,306

Real estate investment trust (3.3%)
American Home
  Mortgage Investment                           3,336                  116,627
Anthracite Capital                             27,528                  326,207
Anworth Mtge Asset                              5,700                   56,088
Bedford Property Investors                     11,062                  254,647
CBL & Associates Properties                    52,800                2,274,096
EastGroup Properties                           56,700                2,387,637
IMPAC Mtge Holdings                            26,168                  488,033
Innkeepers USA Trust                            7,673                  114,635
MFA Mtge Investments                           76,612                  570,759
Natl Health Investors                           4,919                  138,076
New Century Financial                          63,170                3,250,097
Novastar Financial                              4,313                  168,854
Omega Healthcare Investors                    165,000                2,121,900
Pan Pacific Retail Properties                  39,200                2,602,096
RAIT Investment Trust                          93,498                2,800,265
Redwood Trust                                  75,362(e)             3,888,679
Saxon Capital                                   6,100                  104,127
Town & Country Trust                           51,800                1,476,818
Universal Health Realty
  Income Trust                                 64,719                2,466,441
Ventas                                         67,100                2,026,420
Total                                                               27,632,502

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Restaurants (2.2%)
Bob Evans Farms                                13,881                 $323,705
CKE Restaurants                               165,300                2,300,976
Domino's Pizza                                125,700                2,798,082
Jack in the Box                                77,117(b)             2,924,277
Lone Star Steakhouse & Saloon                  82,800                2,517,948
Panera Bread Cl A                              42,000(b)             2,607,570
PF Chang's China Bistro                        31,300(b)             1,846,074
Ryan's Restaurant Group                        13,323(b)               186,655
SONIC                                          47,000(b)             1,434,910
Texas Roadhouse Cl A                           50,000(b)             1,737,500
Total                                                               18,677,697

Retail -- drugstores (0.0%)
Longs Drug Stores                               5,300                  228,165

Retail -- general (4.1%)
7-Eleven                                       82,000(b)             2,479,680
Aeropostale                                    51,000(b)             1,713,600
bebe stores                                    15,848                  419,497
Brown Shoe                                      6,307                  246,919
Cato Cl A                                      72,837                1,504,084
Checkpoint Systems                            141,400(b)             2,502,780
Children's Place Retail Stores                 39,000(b)             1,820,130
Coldwater Creek                                 6,964(b)               173,461
Finish Line Cl A                              121,200                2,293,104
Group 1 Automotive                              8,181(b)               196,671
Guitar Center                                  45,100(b)             2,632,487
Linens `N Things                               11,546(b)               273,178
Men's Wearhouse                                54,000(b)             1,859,220
Movie Gallery                                   6,019                  159,082
Pantry                                         96,760(b)             3,747,515
Payless ShoeSource                              9,930(b)               190,656
Phillips-Van Heusen                            93,000                3,040,170
Russ Berrie & Co                                4,761                   60,988
Sonic Automotive                              105,893                2,251,285
Sotheby's Holdings Cl A                       119,600(b)             1,638,520
Stage Stores                                   53,300(b)             2,323,880
Talbots                                         4,600                  149,362
Too                                             2,805(b)                65,553
Trans World Entertainment                     119,950(b)             1,419,009
United Stationers                               8,937(b)               438,807
Weis Markets                                    5,673                  220,056
World Fuel Services                             3,803                   89,028
Zale                                           13,135(b)               416,248
Total                                                               34,324,970

Retail -- grocery (0.0%)
Great Atlantic & Pacific Tea                    4,900(b)               142,394

Telecom equipment & services (2.4%)
ADTRAN                                         68,000                1,685,720
ARRIS Group                                    26,400(b)               229,944
Centennial Communications                      18,800(b)               260,944
CommScope                                     134,500(b)             2,341,645
Comtech Telecommunications                      3,400(b)               110,942
Digi Intl                                     235,300(b)             2,790,658
Ditech Communications                         173,900(b)             1,128,611
Leap Wireless Intl                             91,000(b)             2,525,250
Plantronics                                    60,610                2,203,780
Premiere Global Services                      311,100(b)             3,512,319
Sycamore Networks                             238,600(b)               823,170

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                         Shares                 Value(a)

Telecom equipment & services (cont.)
UbiquiTel                                     256,900(b)            $2,096,304
Westell Technologies Cl A                     127,000(b)               759,460
Total                                                               20,468,747

Textiles & apparel (2.1%)
Burlington Coat Factory
  Warehouse                                     9,913                  422,690
Genesco                                        82,400(b)             3,056,216
Hartmarx                                      331,700(b)             3,340,219
Jos A Bank Clothiers                           32,700(b,e)           1,415,910
K-Swiss Cl A                                    5,000                  161,700
Kellwood                                        5,521                  148,515
Quiksilver                                    165,000(b)             2,636,700
Russell                                        11,361                  232,332
Steven Madden                                   4,452(b)                79,068
Stride Rite                                    12,579                  173,464
Warnaco Group                                 123,600(b)             2,873,700
Wolverine World Wide                          141,700                3,402,218
Total                                                               17,942,732

Utilities -- electric (1.8%)
Aquila                                        133,937(b)               483,513
Black Hills                                     2,949                  108,671
CH Energy Group                                 2,707                  131,641
Cleco                                          11,961                  257,999
Duquesne Light Holdings                       126,759                2,367,858
El Paso Electric                              148,500(b)             3,036,825

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Utilities -- electric (cont.)
Idacorp                                       161,500               $4,946,745
NorthWestern Energy                           107,000                3,372,640
Otter Tail                                      4,990                  136,377
PNM Resources                                   5,419                  156,121
Sierra Pacific Resources                        8,800(b)               109,560
Total                                                               15,107,950

Utilities -- natural gas (1.9%)
Energen                                        73,928                2,591,176
Nicor                                           8,102                  333,559
ONEOK                                          89,500                2,922,175
Peoples Energy                                  7,927                  344,507
Plains Exploration & Production                 6,000(b)               213,180
Quicksilver Resources                          45,300(b)             2,896,029
Southwestern Energy                            82,576(b)             3,879,421
UGI                                            96,022                2,679,014
WGL Holdings                                    5,753                  193,531
Total                                                               16,052,592

Utilities -- telephone (0.6%)
Commonwealth Telephone
  Enterprises                                  75,500                3,164,205
General Communication Cl A                    192,230(b)             1,897,310
Total                                                                5,061,515

Total common stocks
(Cost: $722,419,878)                                              $828,352,752

Short-term securities (3.5%)(f)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (1.2%)
Federal Home Loan Mortgage Corp Disc Nt
  07-19-05                3.15%           $10,000,000               $9,983,428

Commercial paper (2.3%)
Alpine Securitization
  07-01-05                3.40              4,900,000                4,899,537
  07-07-05                3.09              5,000,000                4,996,996
Barton Capital
  07-12-05                3.21              5,000,000                4,994,650
Park Avenue Receivables
  07-01-05                3.04              5,000,000                4,999,578
Total                                                               19,890,761

Total short-term securities
(Cost: $29,876,821)                                                $29,874,189

Total investments in securities
(Cost: $752,296,699)(g)                                           $858,226,941

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 0.8% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)   At June 30, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 2.4% of net assets. 1.1% of net assets is the Fund's cash equivalent position.

(g) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $752,297,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $136,510,000
      Unrealized depreciation                                      (30,580,000)
                                                                   -----------
      Net unrealized appreciation                                 $105,930,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6427-80 C (8/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) STRATEGY AGGRESSIVE FUND

                                AT JUNE 30, 2005

Investments in Securities

AXP Strategy Aggressive Fund

June 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.4%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (2.4%)
Precision Castparts                            66,400               $5,172,560
Rockwell Collins                              169,300                8,072,224
Total                                                               13,244,784

Automotive & related (0.6%)
Gentex                                        174,300                3,172,260

Banks and savings & loans (0.6%)
Green Hill & Co LLC                            77,900                3,155,729

Chemicals (1.5%)
Rohm & Haas                                   185,300                8,586,802

Computer hardware (3.2%)
Network Appliance                             530,500(b)            14,997,235
SanDisk                                       123,400(b)             2,928,282
Total                                                               17,925,517

Computer software & services (12.6%)
Affiliated Computer
  Services Cl A                               180,600(b)             9,228,660
Akamai Technologies                           110,900(b)             1,456,117
Autodesk                                      182,000                6,255,340
ChoicePoint                                    67,800(b)             2,715,390
DST Systems                                    92,700(b)             4,338,360
Juniper Networks                              317,004(b)             7,982,161
McAfee                                         56,700(b)             1,484,406
Mercury Interactive                           217,300(b)             8,335,628
NAVTEQ                                         62,900(b)             2,338,622
NCR                                           187,500(b)             6,585,000
Paychex                                        96,300                3,133,602
SunGard Data Systems                          199,000(b)             6,998,830
VeriSign                                      333,500(b)             9,591,460
Total                                                               70,443,576

Electronics (8.5%)
ASML Holding                                  308,500(b,c)           4,831,110
Broadcom Cl A                                  88,600(b)             3,146,186
Harman Intl Inds                               51,400                4,181,904

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Electronics (cont.)
KLA-Tencor                                    144,600               $6,319,020
Marvell Technology Group                      333,500(b,c)          12,686,340
Microchip Technology                          109,000                3,228,580
Photronics                                    102,660(b)             2,396,084
PortalPlayer                                    7,450(b)               155,109
Skyworks Solutions                            455,400(b)             3,356,298
Xilinx                                         93,600                2,386,800
Zebra Technologies Cl A                       112,100(b)             4,908,859
Total                                                               47,596,290

Energy (8.4%)
Apache                                         98,200                6,343,720
Chesapeake Energy                             197,300                4,498,440
EOG Resources                                 172,300                9,786,640
Peabody Energy                                215,100               11,193,804
Pioneer Natural Resources                     140,700                5,920,656
XTO Energy                                    277,600                9,435,624
Total                                                               47,178,884

Energy equipment & services (3.5%)
BJ Services                                    60,800                3,190,784
Nabors Inds                                   104,800(b,c)           6,352,976
Natl Oilwell Varco                             63,600(b)             3,023,544
Precision Drilling                            171,876(b,c)           6,785,664
Total                                                               19,352,968

Financial services (2.5%)
Alliance Data Systems                         216,400(b)             8,777,184
CapitalSource                                 274,300(b,d)           5,384,509
Total                                                               14,161,693

Health care products (18.0%)
Amylin Pharmaceuticals                        180,600(b,d)           3,779,958
Barr Pharmaceuticals                           62,900(b)             3,065,746
Beckman Coulter                                86,400                5,492,448
Biomet                                         73,600                2,549,504
Cooper Companies                               59,100                3,596,826
CR Bard                                       186,900               12,430,719

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Health care products (cont.)
ev3                                            11,320(b)              $157,348
Eyetech Pharmaceuticals                       176,400(b)             2,229,696
Foxhollow Technologies                         53,300(b)             2,039,791
Gen-Probe                                     118,700(b)             4,300,501
Genzyme                                       142,800(b)             8,580,852
Gilead Sciences                               329,700(b)            14,503,503
Invitrogen                                    144,600(b)            12,043,734
Kinetic Concepts                               87,300(b)             5,238,000
MGI PHARMA                                     96,700(b)             2,104,192
OSI Pharmaceuticals                            87,700(b)             3,584,299
Sepracor                                      117,100(b)             7,027,171
Shamir Optical Industry                         1,610(b,c)              26,002
St. Jude Medical                              186,900(b)             8,150,709
Total                                                              100,900,999

Health care services (5.7%)
Caremark Rx                                   361,100(b)            16,076,172
Community Health Systems                      289,000(b)            10,921,310
PacifiCare Health Systems                      24,700(b)             1,764,815
Quest Diagnostics                              62,200                3,313,394
Total                                                               32,075,691

Home building (0.6%)
Lennar Cl A                                    51,800                3,286,710

Household products (1.6%)
Church & Dwight                               245,900                8,901,580

Industrial services (2.5%)
Cintas                                         91,000                3,512,600
Fastenal                                      172,500               10,567,350
Total                                                               14,079,950

Industrial transportation (3.3%)
CH Robinson Worldwide                          99,100                5,767,620
JB Hunt Transport Services                    357,400                6,897,820
UTI Worldwide                                  83,100(c)             5,785,422
Total                                                               18,450,862

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP STRATEGY AGGRESSIVE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

Issuer                                        Shares                  Value(a)

Insurance (4.4%)
Assurant                                      129,400               $4,671,340
IPC Holdings                                   83,100(c)             3,292,422
United America Indemnity Cl A                 180,600(b,c)           3,104,514
WellChoice                                    199,000(b)            13,824,530
Total                                                               24,892,806

Lodging & gaming (1.4%)
GTECH Holdings                                271,600                7,941,584

Media (2.1%)
EW Scripps Cl A                               116,200                5,670,560
Univision Communications
  Cl A                                        149,300(b)             4,113,215
XM Satellite Radio
  Holdings Cl A                                63,900(b)             2,150,874
Total                                                               11,934,649

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Multi-industry (5.7%)
Corporate Executive Board                     180,600              $14,146,398
Danaher                                       182,000                9,525,880
Manpower                                      213,521                8,493,865
Total                                                               32,166,143

Restaurants (2.2%)
Starbucks                                     234,900(b)            12,134,934

Retail -- general (0.9%)
Advance Auto Parts                             77,700(b)             5,015,535

Textiles & apparel (2.3%)
Chico's FAS                                   132,900(b)             4,555,812
Coach                                         243,800(b)             8,184,366
Total                                                               12,740,178

Total common stocks
(Cost: $401,791,187)                                              $529,340,124

Short-term securities (7.1%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (2.6%)
Federal Home Loan Bank Disc Nt
  07-27-05                2.87%           $10,000,000               $9,978,555
Federal Natl Mtge Assn Disc Nt
  07-20-05                2.90              4,600,000                4,592,613
Total                                                               14,571,168

Commercial paper (4.5%)
BNP Paribas North America
  07-01-05                3.38             10,300,000               10,299,035
Jupiter Securitization
  07-19-05                3.30             10,000,000                9,982,636
Northern Rock
  07-27-05                3.29              5,000,000                4,987,700
Total                                                               25,269,371

Total short-term securities
(Cost: $39,842,225)                                                $39,840,539

Total investments in securities
(Cost: $441,633,412)(f)                                           $569,180,663

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31,2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2005, the value of foreign securities represented 7.6% of net assets.

(d)   At June 30, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.4% of net assets. 5.7% of net assets is the Fund's cash equivalent position.

(f) At June 30, 2005, the cost of securities for federal income tax purposes was approximately $441,633,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $142,373,000
      Unrealized depreciation                                      (14,826,000)
                                                                   -----------
      Net unrealized appreciation                                 $127,547,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
2 -- AXP STRATEGY AGGRESSIVE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2005

                                                              S-6381-80 C (8/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP STRATEGY SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          August 29, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          August 29, 2005